Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Earnings Per Share [Abstract]
Weighted average number of Common shares outstanding - basic (in shares)	64,719	89,279	120,137
Impact of stock options assumed exercised (in shares)	90	1	0
Weighted average number of Common shares outstanding - diluted (in shares)	64,809	89,280	120,137
Basic and diluted income (loss) per share from continuing operations (in dollars per share)	$ 0.67	$ (0.94)	$ (0.03)
Basic and diluted loss per share from discontinued operations (in dollars per share)	$ (0.41)	$ (1.66)	$ (1.09)
Basic and diluted income (loss) per share (in dollars per share)	$ 0.26	$ (2.60)	$ (1.12)